Loans and borrowings - Copper Purchase Agreement - Copper Stream Percentage (Details) - Copper Purchase Agreement	Jun. 16, 2023 T
Loans and borrowings
Copper Stream Percentage to be made at the Closing to 1st Anniversary of the Closing Date	0.00%
First Stream Percentage to be made during 1st Anniversary of the Closing Date to 5th Anniversary	3.00%
Second-Threshold Stream Percentage to be made at the 5th Anniversary until Threshold Quantity of refined copper delivered	4.875%
Tail Stream Percentage to be made thereafter from the date that the Threshold Quantity has been met	2.25%
Threshold Quantity (in metric tonnes)	33,000